Acquisitions and Business Combinations Consideration Paid (Details) - MAC Copper R in Millions, $ in Millions	Oct. 24, 2025 ZAR (R)	Oct. 23, 2025 USD ($)	Oct. 23, 2025 ZAR (R)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	R 17,480	$ 1,000	R 17,480
Cash and cash equivalents recognised as of acquisition date	(420)
Consideration paid (received)	R 17,060